Financial instruments, Other non-current financial assets (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Other non-current financial assets [Abstract]
Lease security deposit for buildings	£ 786,000	£ 2,532,000
Other Non-current Financial Assets [Member]
Other non-current financial assets [Abstract]
Lease security deposit for buildings	786,000	£ 2,532,000
Legal settlement	145,000
Good faith deposit	£ 51,000